Related Party Balances and Transactions (Details) - Schedule of amount due from or due to related parties ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Balances and Transactions (Details) - Schedule of amount due from or due to related parties [Line Items]
Amount due from related parties		¥ 1,059	$ 166	¥ 7
Lavacano Holdings Limited [Member
Related Party Balances and Transactions (Details) - Schedule of amount due from or due to related parties [Line Items]
Amount due from related parties		7	1	¥ 7
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Balances and Transactions (Details) - Schedule of amount due from or due to related parties [Line Items]
Amount due from related parties	[1]	¥ 1,052	$ 165

[1]	The balance represented loan receivable balance from Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership). The loan was interest free and due on December 31, 2022.